SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023
Accounting Policies [Abstract]
Advertising costs	$ 3,201	$ 3,750
Unrecognized tax benefits	0	$ 0
Cash or cash equivalents	$ 0